Miscellaneous Payables and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Miscellaneous Payables and Other Non-Current Liabilities

Miscellaneous payables and other non-current liabilities increased by 71 million euros compared to December 31, 2016 and are summarized as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Payables to social security agencies	238	116
Capital grants	391	371
Deferred income	988	1,033
Income tax payables (*)	45	66
Other	16	21

Total	1,678	1,607

(*)	Analyzed in the Note “Income tax expense”.

Schedule of Payables to Social Security Agencies

Payables to social security agencies related to the residual amount due to the INPS for estimated employee benefit obligations owed under Law 58/1992, as well as—from 2015—the amount due to the INPS for the application of the 2015 arrangements relating to Article 4 paragraphs 1-7ter, of Italian Law 92 of June 28, 2012, the “Fornero” law (see the Note “Employee benefits expenses” for more details). Details are as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Non-current payables:
Due from 2 to 5 years after the end of the reporting period	226	107
Due beyond 5 years after the end of the reporting period	12	9

	238	116
Current payables	58	69

Total	296	185